Notes Payable - Schedule of Maturities of Long-Term Debt (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 307,371	$ 1,074,067
2022	35,467	184,237
2023	403,526	46,147
2024	14,082	230,000
2025		15,640
Total	$ 1,872,467	$ 1,550,091